FINANCIAL RISK MANAGEMENT - Liquidity risk maturity profile (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Maturity profile of the Group's financial liabilities
Total financial liabilities	$ 14,820	$ 13,763
Related derivative financial assets	0	3
Total financial liabilities, net of derivative assets	14,820	13,766
Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	9,295	9,176
Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,170	2,299
Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	8	237
Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,031	1,946
Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	300	60
Put option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities	16	273
Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	152
Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	(228)
Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	(149)
Less than 1 year
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,770	3,595
Related derivative financial assets	0	3
Total financial liabilities, net of derivative assets	3,770	3,598
Less than 1 year | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,050	842
Less than 1 year | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	545	525
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	8	237
Less than 1 year | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,031	1,946
Less than 1 year | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	120	0
Less than 1 year | Put option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities	16	273
Less than 1 year | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	152
Less than 1 year | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	(228)
Less than 1 year | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	(149)
1-3 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	4,455	4,759
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	4,455	4,759
1-3 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,200	3,803
1-3 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,111	896
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	144	60
1-3 years | Put option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
1-3 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
1-3 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
3-5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	4,436	3,762
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	4,436	3,762
3-5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	3,652	3,123
3-5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	763	639
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	21	0
3-5 years | Put option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
3-5 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
3-5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
More than 5 years
Maturity profile of the Group's financial liabilities
Total financial liabilities	2,159	1,647
Related derivative financial assets	0	0
Total financial liabilities, net of derivative assets	2,159	1,647
More than 5 years | Bank loans and bonds
Maturity profile of the Group's financial liabilities
Total financial liabilities	1,393	1,408
More than 5 years | Lease liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	751	239
More than 5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Trade and other payables
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Other financial liabilities
Maturity profile of the Group's financial liabilities
Total financial liabilities	15	0
More than 5 years | Put option liability over non-controlling interest
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Gross cash inflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	0	0
More than 5 years | Gross cash inflows | Gross cash inflows
Maturity profile of the Group's financial liabilities
Total financial liabilities	0	0
More than 5 years | Gross cash outflows
Maturity profile of the Group's financial liabilities
Related derivative financial assets	$ 0	$ 0